Net Revenue (Details) - Schedule of Revenue by Significant Category - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Revenue by Significant Category [Line Items]
Net revenue	$ 19,926,006	$ 18,729,700	$ 57,208,885	$ 53,469,012
Domestic Sales [Member]
Schedule of Revenue by Significant Category [Line Items]
Net revenue	14,663,139	13,941,824	42,500,372	40,051,153
Export Sales [Member]
Schedule of Revenue by Significant Category [Line Items]
Net revenue	$ 5,262,867	$ 4,787,876	$ 14,708,513	$ 13,417,859